SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES BY LOAN PORTFOLIO SEGMENT (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance at beginning of year	$ 43	$ 25
Loans charged-off	(190)
Recoveries on loans	3
Net charge-offs	(187)
Provision	371	18
Balance at end of year	227	43
Residential Portfolio Segment [Member]
Balance at beginning of year	11	4
Loans charged-off
Recoveries on loans
Net charge-offs
Provision		7
Balance at end of year	11	11
Commercial Real Estate Portfolio Segment [Member]
Balance at beginning of year	1	7
Loans charged-off
Recoveries on loans
Net charge-offs
Provision	95	(6)
Balance at end of year	96	1
Commercial Portfolio Segment [Member]
Balance at beginning of year	27	13
Loans charged-off	(20)
Recoveries on loans
Net charge-offs	(20)
Provision	102	14
Balance at end of year	109	27
Consumer Portfolio Segment [Member]
Balance at beginning of year	4	1
Loans charged-off	(170)
Recoveries on loans	3
Net charge-offs	(167)
Provision	174	3
Balance at end of year	$ 11	$ 4